CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 4.0%
Entertainment - 4.0%
Endeavor Group Holdings Inc., Class A Shares	197,000	$4,714,210	*
Live Nation Entertainment Inc.	59,100	4,137,000	*

TOTAL COMMUNICATION SERVICES		8,851,210

CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 2.6%
Aptiv PLC	52,000	5,833,880	*

Broadline Retail - 1.5%
Etsy Inc.	29,900	3,328,767	*

Hotels, Restaurants & Leisure - 1.6%
Expedia Group Inc.	36,100	3,502,783	*

Leisure Products - 1.5%
Hasbro Inc.	61,700	3,312,673

Specialty Retail - 2.8%
Five Below Inc.	13,600	2,801,192	*
Ross Stores Inc.	32,800	3,481,064

Total Specialty Retail		6,282,256

TOTAL CONSUMER DISCRETIONARY		22,260,359

CONSUMER STAPLES - 8.3%
Consumer Staples Distribution & Retail - 5.2%
Casey’s General Stores Inc.	19,300	4,177,678
Performance Food Group Co.	122,500	7,391,650	*

Total Consumer Staples Distribution & Retail		11,569,328

Personal Care Products - 3.1%
Coty Inc., Class A Shares	574,000	6,922,440	*

TOTAL CONSUMER STAPLES		18,491,768

ENERGY - 4.6%
Energy Equipment & Services - 0.5%
Baker Hughes Co.	40,200	1,160,172

Oil, Gas & Consumable Fuels - 4.1%
EQT Corp.	83,800	2,674,058
Pioneer Natural Resources Co.	31,100	6,351,864

Total Oil, Gas & Consumable Fuels		9,025,922

TOTAL ENERGY		10,186,094

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2023 Quarterly Report	1

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 9.3%
Banks - 1.8%
Fifth Third Bancorp	41,900	$1,116,216
PNC Financial Services Group Inc.	13,200	1,677,720
US Bancorp	31,500	1,135,575

Total Banks		3,929,511

Capital Markets - 2.9%
Blue Owl Capital Inc.	205,000	2,271,400
Houlihan Lokey Inc.	49,100	4,295,759

Total Capital Markets		6,567,159

Insurance - 4.6%
Arch Capital Group Ltd.	75,500	5,124,185	*
Hartford Financial Services Group Inc.	74,900	5,219,781

Total Insurance		10,343,966

TOTAL FINANCIALS		20,840,636

HEALTH CARE - 11.1%
Biotechnology - 0.3%
Horizon Therapeutics PLC	5,800	633,012	*

Health Care Equipment & Supplies - 1.9%
IDEXX Laboratories Inc.	2,800	1,400,224	*
Teleflex Inc.	11,100	2,811,741

Total Health Care Equipment & Supplies		4,211,965

Health Care Technology - 1.5%
Doximity Inc., Class A Shares	100,800	3,263,904	*

Life Sciences Tools & Services - 7.4%
Avantor Inc.	193,100	4,082,134	*
Bio-Techne Corp.	39,200	2,908,248
ICON PLC	23,800	5,083,442	*
Maravai LifeSciences Holdings Inc., Class A Shares	123,000	1,723,230	*
Syneos Health Inc.	77,800	2,771,236	*

Total Life Sciences Tools & Services		16,568,290

TOTAL HEALTH CARE		24,677,171

INDUSTRIALS - 19.2%
Building Products - 4.5%
Advanced Drainage Systems Inc.	20,800	1,751,568
Masonite International Corp.	44,500	4,039,265	*
Resideo Technologies Inc.	228,500	4,176,980	*

Total Building Products		9,967,813

Commercial Services & Supplies - 0.3%
Clean Harbors Inc.	5,600	798,336	*

See Notes to Schedule of Investments.

2	ClearBridge Variable Mid Cap Portfolio 2023 Quarterly Report

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Construction & Engineering - 6.5%
API Group Corp.	293,100	$6,588,888	*
WillScot Mobile Mini Holdings Corp.	168,000	7,875,840	*

Total Construction & Engineering		14,464,728

Electrical Equipment - 5.7%
Atkore Inc.	8,300	1,165,984	*
Regal Rexnord Corp.	50,977	7,173,993
Vertiv Holdings Co.	304,000	4,350,240

Total Electrical Equipment		12,690,217

Machinery - 0.9%
RBC Bearings Inc.	8,700	2,024,751	*

Professional Services - 1.3%
CoStar Group Inc.	42,000	2,891,700	*

TOTAL INDUSTRIALS		42,837,545

INFORMATION TECHNOLOGY - 20.5%
Electronic Equipment, Instruments & Components - 6.1%
CDW Corp.	23,700	4,618,893
Keysight Technologies Inc.	30,400	4,908,992	*
Teledyne Technologies Inc.	9,300	4,160,448	*

Total Electronic Equipment, Instruments & Components		13,688,333

Semiconductors & Semiconductor Equipment - 2.7%
Marvell Technology Inc.	86,500	3,745,450
SolarEdge Technologies Inc.	7,400	2,249,230	*

Total Semiconductors & Semiconductor Equipment		5,994,680

Software - 11.7%
Aspen Technology Inc.	10,702	2,449,367	*
Bentley Systems Inc., Class B Shares	92,700	3,985,173
Black Knight Inc.	72,300	4,161,588	*
Everbridge Inc.	66,200	2,295,154	*
NCR Corp.	150,600	3,552,654	*
Paylocity Holding Corp.	12,500	2,484,750	*
Splunk Inc.	30,000	2,876,400	*
Workiva Inc.	40,900	4,188,569	*

Total Software		25,993,655

TOTAL INFORMATION TECHNOLOGY		45,676,668

MATERIALS - 4.3%
Chemicals - 4.3%
Ashland Inc.	63,200	6,491,272
Sensient Technologies Corp.	39,300	3,008,808

TOTAL MATERIALS		9,500,080

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2023 Quarterly Report	3

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
REAL ESTATE - 4.1%
Industrial REITs - 1.2%
Americold Realty Trust Inc.		95,200	$2,708,440

Office REITs - 1.4%
Alexandria Real Estate Equities Inc.		24,500	3,076,955

Residential REITs - 1.5%
Sun Communities Inc.		24,300	3,423,384

TOTAL REAL ESTATE			9,208,779

UTILITIES - 4.5%
Electric Utilities - 1.5%
Eversource Energy		44,300	3,466,918

Multi-Utilities - 3.0%
Ameren Corp.		53,100	4,587,309
DTE Energy Co.		19,000	2,081,260

Total Multi-Utilities			6,668,569

TOTAL UTILITIES			10,135,487

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,985,915)			222,665,797

	RATE
SHORT-TERM INVESTMENTS - 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.436%	538,687	538,687	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.617%	230,865	230,865	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $769,552)			769,552

TOTAL INVESTMENTS - 100.2% (Cost - $176,755,467)			223,435,349
Liabilities in Excess of Other Assets - (0.2)%			(432,752)

TOTAL NET ASSETS - 100.0%			$223,002,597

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2023, the total market value of investments in Affiliated Companies was $230,865 and the cost was $230,865 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Mid Cap Portfolio 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making

5

Notes to Schedule of Investments (unaudited) (continued)

fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

6

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$222,665,797	—	—	$222,665,797
Short-Term Investments†	769,552	—	—	769,552

Total Investments	$223,435,349	—	—	$223,435,349

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at
	December 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,013,014	$9,924,634	9,924,634	$10,706,783	10,706,783

7

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$31,544	—	$230,865

8